Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - CAD ($)	Common stock	Commitment to Issue Shares	Reserves	Accumulated Other Comprehensive Income	Deficit	Non-controlling interest	Total
Balance at Nov. 30, 2015	$ 1,081,000		$ 7,473		$ (928,138)		$ 160,335
Balance (in shares) at Nov. 30, 2015	1,845,237
Discount on promissory note			6,924				6,924
Comprehensive loss for the year					(465,644)		(465,644)
Loss for the year							(465,644)
Balance at Nov. 30, 2016	$ 1,081,000		14,397		(1,393,782)		(298,385)
Balance (in shares) at Nov. 30, 2016	1,845,237
Comprehensive loss for the year							(1,928,870)
Shares issued for private placement - cash (in shares)	124,434
Shares issued for private placement - cash	$ 499,615						499,615
Shares issued for finder fees (in shares)	4,000
Shares issued for finder fees	$ 24,600						24,600
Shares issued pursuant to exercise of warrants (in shares)	4,750
Shares issued pursuant to exercise of warrants	$ 17,812						17,812
Shares issued pursuant to exercise of stock options (in shares)	20,000
Shares issued pursuant to exercise of stock options	$ 123,000		(48,000)				75,000
Share subscription received		$ 168,550					168,550
Share-based compensation			576,000				576,000
Loss for the year					(1,928,870)		(1,928,870)
Shares issued to settle debt (in shares)	179,294
Shares issued to settle debt	$ 642,973						642,973
Share issuance costs	(24,600)
Balance at Nov. 30, 2017	$ 2,364,400	168,550	542,397		(3,322,652)		(247,305)
Balance (in shares) at Nov. 30, 2017	2,177,715
Comprehensive loss for the year							(7,101,341)
Share-based compensation			111,135				111,135
Loss for the year					(7,537,749)	$ 37,516	(7,500,233)
Shares issued pursuant to acquisition agreement (in shares)	66,667
Shares issued pursuant to acquisition agreement	$ 415,000						415,000
Non-controlling interest acquired						1,684,615	1,684,615
Eliminate capital stock of Liquid Media Group (Canada) Ltd.	(2,244,381)
Opening balance of Liquid Media Group Ltd.	560,410
Issuance of shares to former shareholders of Liquid Canada (in shares)	1,288,497
Issuance of shares to former shareholders of Liquid Canada	$ 4,277,319		96,303				4,373,622
Shares issued for cash (in shares)	800,000
Shares issued for cash	$ 4,157,760						4,157,760
Shares issued for license fees(in shares)	888,000
Shares issued for license fees	$ 4,880,639						4,880,639
Shares issued to settle debt (in shares)	113,764
Shares issued to settle debt	$ 623,771						623,771
Shares issued for intangible assets (in shares)	268,000
Shares issued for intangible assets	$ 1,469,456						1,469,456
Shares issued for commitment (in shares)	28,451
Shares issued for commitment	$ 156,000	(156,000)
Share issuance costs	$ (512,876)		24,774				(488,102)
Shares issued for share issuance costs (in shares)	10,000
Warrants exercised for cash (in shares)	52,985
Warrants exercised for cash	$ 159,601		(2,986)				156,615
Foreign exchange on translation				$ 282,082	116,810		398,892
Balance at Nov. 30, 2018	$ 18,032,601	$ 12,550	$ 771,623	$ 282,082	$ (10,860,401)	$ 1,838,941	$ 10,077,396
Balance (in shares) at Nov. 30, 2018	4,010,108